Income Taxes - Summary of Changes in the Deferred Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in accounting practice, net	R$ 1,450
Deferred tax assets	7,310	R$ 99,460	R$ 5,860	R$ 3,719	R$ 2,968
Deferred tax liabilities	(80)	(1,378)	(80)	(6,233)
Tax expense (income)		44,538	8,294	(5,482)
Equity, Net		46,314
Deferred tax assets (liabilities), net	7,230	98,082	5,780	(2,514)	2,968
Deferred Tax Asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		51,405	9,932	5,473
Change in accounting practice	1,450
Deferred tax relating to equity		46,314
Deferred tax assets	19,992	117,711	18,542	8,610	3,137
Deferred Tax Asset [member] | Tax Loss Carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		757	(6)	3,613
Deferred tax assets	3,607	4,364	3,607	3,613
Deferred Tax Asset [member] | Financial instruments from acquisition of interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		51,287	6,888	269
Deferred tax assets	7,879	59,166	7,879	991	722
Deferred Tax Asset [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		1,501	1,501	779
Change in accounting practice	1,450
Deferred tax assets	5,084	6,585	3,634	2,133	1,354
Deferred Tax Asset [member] | Share Based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		(2,217)	461	695
Deferred tax assets	2,217		2,217	1,756	1,061
Deferred Tax Asset [member] | Tax benefit from tax deductible goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to equity		46,314
Deferred tax assets		46,314
Deferred Tax Asset [member] | Amortised Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		77	1,088	117
Deferred tax assets	1,205	1,282	1,205	117
Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		6,867	1,638	10,955
Deferred tax liabilities	(12,762)	(19,629)	(12,762)	(11,124)	(169)
Deferred income tax liabilities [member] | Financial instruments from acquisition of interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		5,752	1,373	11,041
Deferred tax liabilities	(12,414)	(18,166)	(12,414)	(11,041)
Deferred income tax liabilities [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit or loss		1,115	265	(86)
Deferred tax liabilities	R$ (348)	R$ (1,463)	R$ (348)	R$ (83)	R$ (169)